Related Party Transactions - Director Loans (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 USD ($) director	Sep. 30, 2021 USD ($)	Dec. 31, 2019 USD ($)
Related Party Transaction [Line Items]
Debt from related parties	$ 0	$ 1,079
Number of directors from whom amount is due | director	2
Director Loans
Related Party Transaction [Line Items]
Debt from related parties	$ 100		$ 200